Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB	US$
Accounts receivable	57,799,537	89,837,659	12,781,365
Allowance for credit losses related to accounts receivable	(19,102,954)	(22,371,073)	(3,182,773)
Total accounts receivable, net	38,696,583	67,466,586	9,598,592

The movement of allowance of credit losses is as follows:

	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB	US$
Beginning balance	10,196,104	19,102,954	2,717,812
Addition	13,678,040	3,446,953	490,404
Reversal	(4,764,444)	-	-
Write off	(6,746)	(178,834)	(25,443)
Ending balance	19,102,954	22,371,073	3,182,773

The Group recorded credit losses of RMB9,417,342, RMB8,913,596 and RMB3,446,953 (US$490,404) for the years ended December 31, 2023, 2024 and 2025, respectively. The Group had written off RMB406,566, RMB6,746 and RMB178,834 (US$25,443) in credit losses for the years ended December 31, 2023, 2024 and 2025, respectively.